Unit Purchase Options	12 Months Ended
Oct. 31, 2021
Unit Purchase Options
Unit Purchase Options

18.	Unit Purchase Options

18.1	During the year ended October 31, 2018, GR Unlimited granted an option to purchase 2,727,250 common units of the Company for an aggregate amount of CAD$54,545 at any point prior to December 31, 2018. During the year ended October 31, 2019, GR Unlimited issued 727,250 common units in connection with the partial exercise of the option. The remaining portion of the option expired.

The fair value of the option of $871,230 was expensed as a finance charge expense during the year ended October 31, 2018 and was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk free interest rate	1.690%

○	Expected life	5.5 months

○	Expected volatility	99%*

*	Based on the volatility of comparable publicly traded companies

18.2	During the year ended October 31, 2018, GR Unlimited received proceeds of CAD$649,351 ($500,000) in exchange for an option to acquire 1,475,979 common units and warrants to purchase a further 1,675,979 common units. Each warrant shall be exercisable period of two years following the date of option exercise. During the year ended October 31, 2019, GR Unlimited issued the common and units and warrants pursuant to the exercise of the option.

18.3	During the year ended October 31, 2018, GR Unlimited granted an option to purchase 2,000,000 common units of GR Unlimited for an aggregate amount of CAD$40,000 at any point prior to December 31, 2018.During the year ended October 31, 2019, GR Unlimited issued 2,000,000 common units pursuant to the exercise of the option.

The fair value of the option of $639,259 was expensed as a finance charge expense during the year ended October 31, 2018 and was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk free interest rate	1.710%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies